Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Year ended December 31,
	2023	2022
	$	$
Average statutory tax rate	27%	27%

Income before income taxes	26,085	40,809

Expected income tax expense	7,043	11,018

Increase in income tax expense (recovery) resulting from:
Permanent differences:
Share of net income related to joint venture	(8,551)	(12,560)
Impairment reversal on equity investment in joint venture	-	(2,060)
Fair value adjustment on redeemable preferences shares	(906)	1,517
Impairment loss on exploration and evaluation assets	-	440
Share‐based compensation	303	32
Other	6	2
True‐up prior year balances	(94)	194
Effect of differences in tax rate in foreign jurisdictions	(65)	(110)
Change in unrecognized tax assets	2,264	1,529
Foreign exchange and other	-	(2)
Income tax expense	-	-

Disclosure of deferred taxes [Table Text Block]
	Year ended December 31,
	2023	2022
	$	$
Lease liability	55	85
Right‐of‐use asset	(55)	(85)
Total	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	Year ended December 31,
	2023	2022
	$	$
Property, plant and equipment	250	126
Share issuance costs	-	2
Investment in associate	275	275
Accounts payable and accrued liabilities	1,642	600
Lease liability	8	10
Capital losses	2,476	2,476
Non‐capital losses carried forward	21,594	20,492
Total	26,245	23,981